SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Summary of the changes in the fair value of the Company's Level 3 financial liabilities on recurring basis (Incomplete) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Patent acquisition obligation:
Initial fair value	$ 3,688,187	$ 3,236,281
Accretion of interest on patent obligation	451,906	$ 385,770
Balance	3,688,187
Patent Acquisition Obligation [Member]
Patent acquisition obligation:
Balance October 31, 2013	3,236,281
Initial fair value		$ 2,850,511
Accretion of interest on patent obligation	$ 451,906	385,770
Balance		$ 3,236,281